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Invesco California AMT-Free Municipal Bond ETF
Invesco California AMT-Free Municipal Bond ETF
INVESCO EXCHANGE-TRADED FUND TRUST II SUPPLEMENT DATED APRIL 5, 2024 TO THE PROSPECTUSES DATED DECEMBER 20, 2023 OF: Invesco California AMT-Free Municipal Bond ETF (PWZ) (the “Fund”)

The following replaces the table included under the section titled "Average Annual Total Returns (for the periods ended December 31, 2022)" on Page 4 of the Summary Prospectus and Page 3 of the Prospectus for the Fund:

Average Annual Returns - Invesco California AMT-Free Municipal Bond ETF		1 Year	5 Years	10 Years	Inception Date
Invesco California AMT-Free Municipal Bond ETF		(11.48%)	0.72%	2.42%	Oct. 11, 2007
After Taxes on Distributions | Invesco California AMT-Free Municipal Bond ETF		(11.48%)	0.30%	2.19%
After Taxes on Distributions and Sale of Fund Shares | Invesco California AMT-Free Municipal Bond ETF		(5.91%)	0.73%	2.31%
ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	[1],[2]	(11.85%)	0.97%
Blended – ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	[3]	(11.85%)	0.97%	2.64%
Bloomberg Municipal Bond 20 Year Index (reflects no deduction for fees, expenses or taxes)		(11.02%)	1.37%	2.64%
[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of February 12, 2013.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.
[3]	The Blended—ICE BofA California Long-Term Core Plus Municipal Securities Index reflects the performance of the Fund’s prior underlying index, The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index, for the period prior to July 8, 2014, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Please Retain This Supplement for Future Reference.